Equity Based Compensation (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	7 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended			3 Months Ended		9 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Stock options	Dec. 31, 2012 Stock options	Oct. 31, 2012 Stock options	Dec. 31, 2012 Stock options Key management employees	Oct. 31, 2012 Stock options Key management employees	Dec. 31, 2012 Stock options Maximum	Aug. 31, 2011 RSUs Market price of $6.88 per share Non-employee directors	Aug. 31, 2011 RSUs Market price of $8.60 per share Non-employee directors	Aug. 31, 2011 RSUs Market price of $5.41 per share Non-employee directors	Sep. 30, 2013 Stock Compensation Plan Stock options	Sep. 30, 2012 Stock Compensation Plan Stock options	Sep. 30, 2013 Stock Compensation Plan Stock options	Sep. 30, 2012 Stock Compensation Plan Stock options	Oct. 31, 2012 Stock Compensation Plan Stock options Key management employees	Sep. 30, 2013 Stock Compensation Plan Stock options Maximum	Sep. 30, 2013 Stock Compensation Plan RSUs Market price of $6.88 per share Non-employee directors	Sep. 30, 2013 Stock Compensation Plan RSUs Market price of $8.60 per share Non-employee directors	Sep. 30, 2013 Stock Compensation Plan RSUs Market price of $5.41 per share Non-employee directors	Sep. 30, 2013 Stock Compensation Plan RSUs Market price of $7.85 per share Non-employee directors	Sep. 30, 2013 Stock Compensation Plan RSUs Market price of $23.00 per share Non-employee directors	Sep. 30, 2013 Omnibus Incentive Plan RSUs Non-employee directors
Equity based compensation
Strike price (in dollars per share)									$ 3.69		$ 3.69									$ 3.69
Strike price before revision (in dollars per share)								$ 6.88		$ 6.88										$ 6.88
Term of awards												10 years									10 years
Compensation expense	$ 1,062,000	$ 1,062,000	$ 4,098,000	$ 3,186,000	$ 3,186,000	$ 4,248,000	$ 4,100,000	$ 4,200,000								$ 1,100,000	$ 1,100,000	$ 3,200,000	$ 3,200,000
Number of shares granted										276,480			36,679	7,328	11,661							36,679	7,328	25,052	9,214	641	0
Market price (in dollars per share)													$ 6.88	$ 8.60	$ 5.41							$ 6.88	$ 8.60	$ 5.41	$ 7.85	$ 23.00
Fair market value of awards to be granted																											$ 100,000